Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Company's Revenue and Non-current Assets
The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Three months ended March 31,
	2022	2021
Canada	$2,038,976	$4,411,599
Americas	1,520,075	1,249,604
Asia Pacific	677,868	1,718,738
Other	192,684	55,625
Total revenue	$4,429,603	$7,435,566

The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Year ended December 31,

	2021	2020	2019

Canada	$10,733,922	$13,832,691	$10,889,542

United States	6,564,271	5,691,202	7,450,707

Japan	5,849,967	6,446,939	–

Australia	993,933	152,301	–

Other	1,454,879	805,306	–

Total revenue	$25,596,972	$26,928,439	$18,340,249

Disclosure of major customers [text block]
The table below presents significant customers who accounted for greater than 10% of total revenues.

For the years ended December 31,	2021	2020	2019

Customer A	Less than 10%	14%	n/a

Customer B	Less than 10%	13%	11%

Customer C	11%	Less than 10%	20%

Customer D	11%	Less than 10%	n/a
The Company’s non-current assets by country are as follows:

	December 31, 2021	December 31, 2020

Canada	$30,812,581	$37,966,772

Australia	10,372,410	11,731,960

United States	9,014,016	12,424,844

Total non-current assets	$50,199,007	$62,123,576